STOCKHOLDERS' EQUITY (Tables)	12 Months Ended
Oct. 31, 2018
Statement of Comprehensive Income [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss)
The following table summarizes the components of our accumulated other comprehensive loss as of October 31, 2018 and 2017, net of tax effect:

	October 31,
	2018	2017
	(in millions)
Unrealized gain on equity securities, net of tax (expense) of $(2) and $(5)	$—	$14
Foreign currency translation, net of tax (expense) of $(63) and $(63)	(60)	(39)
Unrealized losses on defined benefit plans, net of tax benefit of $81 and $82	(426)	(433)
Unrealized losses on derivative instruments, net of tax benefit (expense) of $(1) and $(2)	(2)	1
Total accumulated other comprehensive loss	$(488)	$(457)

Changes in accumulated other comprehensive income (loss) by component and related tax effects for the years ended October 31, 2018 and 2017 were as follows:

			Net defined benefit pension cost and post retirement plan costs:
	Unrealized gain (loss) on equity securities	Foreign currency translation	Actuarial Losses	Prior service credits	Unrealized gains (losses) on derivatives	Total
	(in millions)
At October 31, 2016	$10	$(29)	$(646)	$50	$(3)	$(618)
Other comprehensive income (loss) before reclassifications	5	(10)	177	—	6	178
Amounts reclassified out of accumulated other comprehensive income	—	—	69	(24)	1	46
Tax (expense) benefit	(1)	—	(68)	9	(3)	(63)
Other comprehensive income (loss) for the twelve months ended October 31, 2017	4	(10)	178	(15)	4	161
At October 31, 2017	14	(39)	(468)	35	1	(457)
Other comprehensive income (loss) before reclassifications	(17)	(21)	(23)	—	—	(61)
Amounts reclassified out of accumulated other comprehensive income	—	—	53	(22)	(4)	27
Tax (expense) benefit	3	—	(7)	6	1	3
Other comprehensive income (loss) for the twelve months ended October 31, 2018	(14)	(21)	23	(16)	(3)	(31)
At October 31, 2018	$—	$(60)	$(445)	$19	$(2)	$(488)

Reclassification out of Accumulated Other Comprehensive Income
Reclassifications out of accumulated other comprehensive loss for the years ended October 31, 2018 and 2017 were as follows:

Details about accumulated other comprehensive loss components	Amounts reclassified from other comprehensive loss		Affected line item in statement of operations
	Year Ended October 31,
	2018	2017
	(in millions)
Unrealized gain (loss) on derivatives	$4	$(1)	Cost of products
	(1)	1	Provision for income tax
	3	—	Net of Income Tax

Net defined benefit pension cost and post retirement plan costs:
Net actuarial loss	(53)	(69)
Prior service credit	22	24
	(31)	(45)	Total before income tax
	9	14	Provision for income tax
	(22)	(31)	Net of income tax

Total reclassifications for the period	$(19)	$(31)